Convertible debentures (Details Narrative) - USD ($)	3 Months Ended
	Feb. 29, 2020	Feb. 28, 2019
Related Party Transactions [Abstract]
Accrued interest expense	$ 514,437	$ 7,937
Coupon interest on the debenture	$ 50,078	$ 46,423